As filed with the Securities and Exchange Commission on October 2, 2009	OMB APPROVAL
Registration No. 333-158628	OMB Number: 3235-0336 Expires : February 28, 2011 Estimated average burden hours per response 522.8

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /

PRE-EFFECTIVE AMENDMENT NO.                                                                          /    /

POST-EFFECTIVE AMENDMENT NO. 1                                                                   / X /

OPPENHEIMER INTERNATIONAL GROWTH FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)

303-768-3200

(Registrant's Area Code and Telephone Number)

Robert G. Zack, Esq.
Executive Vice President & General Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, New York 10148
(212) 323-0250

(Name and Address of Agent for Service)

As soon as practicable after the Registration Statement becomes effective.

(Approximate Date of Proposed Public Offering)

This amendment is being filed solely in order to file, as Exhibit 12 to this Registration Statement, the tax opinion of Kramer Levin Naftalis & Frankel LLP, tax counsel for the Registrant, in connection with the reorganization of Oppenheimer Baring Japan Fund with and into Oppenheimer International Growth Fund. The Combined Prospectus and Proxy Statement and Statement of Additional Information in the form filed on May 29, 2009, as amended pursuant to Rule 497 of the Securities Act of 1933 (File No. 333-158628), are incorporated herein by reference. No information contained in Parts A or B of the Registration Statement is being amended, deleted or superseded.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

Title of Securities Being Registered: Class A, Class B, Class C, Class N and Class Y shares of Oppenheimer International Growth Fund. No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

OPPENHEIMER INTERNATIONAL GROWTH FUND

FORM N-14

PART C

OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 16(1) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1)     (i)      Second Amended and Restated Declaration of Trust dated 12/14/00: Previously filed with Registrant’s Post-Effective Amendment No. 9, 2/08/01, and incorporated herein by reference.

(ii)	Amendment No. 1 dated June 13, 2002 to the Second Amended and Restated

Declaration of Trust dated 12/14/00: Previously filed with Registrant’s Post-Effective

Amendment No. 11, 01/24/03, and incorporated herein by reference.

(iii)     Amendment No. 2 dated August 10, 2005 to the Second Amended and Restated

Declaration of Trust dated 12/14/00: previously filed with Registrants’ Post-Effective

Amendment No. 15, 8/16/05 and incorporated herein by reference.

(2)     (i)      By-Laws as amended through December 12/14/00: Previously filed with Registrant’s Post-Effective Amendment No. 13, 1/25/05, and incorporated herein by reference.

     (ii) Amendment No. 1 to By-Laws dated 06/16/05: Previously filed with Registrant’s

Post-Effective Amendment No. 16, 3/9/06, and incorporated herein by reference.

(3)     Not Applicable.

(4)     Not Applicable.

(5)     (i)          Specimen Class A Share Certificate: Previously filed with Registrant’s Post

Effective Amendment No. 10, 03/25/02, and incorporated herein by reference.

     (ii) Specimen Class B Share Certificate: Previously filed with Registrant’s Post

Effective Amendment No. 10, 03/25/02, and incorporated herein by reference.

     (iii)          Specimen Class C Share Certificate: Previously filed with Registrant’s Post

Effective Amendment No. 10, 03/25/02, and incorporated herein by reference.

     (iv)          Specimen Class N Share Certificate: Previously filed with Registrant’s Post

Effective Amendment No. 10, 03/25/02, and incorporated herein by reference.

(6)     Amended and Restated Investment Advisory Agreement dated 9/1/07: Previously filed with Registrant’s Post Effective Amendment No. 18, 2/29/08, and incorporated herein by reference.

(7)      (i)          General Distributor’s Agreement dated 3/21/96: Previously filed with

Registrant’s Post-Effective Amendment No. 4, 3/17/98, and incorporated herein by reference.

(ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(iii)          Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(iv)     Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(v) Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

(vi)     Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(8)     (i)     Amended and Restated Retirement Plan for Non-Interested Trustees or Directors dated 1/01/05: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/29/09), and incorporated herein by reference.

     (ii) Amended & Restated Compensation Deferral Plan for Eligible Trustees, effective 1/1/08: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/29/09), and incorporated herein by reference.

(9)     (i)      Global Custody Agreement dated August 16, 2002: Previously filed with Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.

(10)     (i)          Amended and Restated Service Plan and Agreement for Class A shares dated 10/26/05: Previously filed with Registrant’s Post-Effective Amendment No. 16, 3/9/06 and incorporated herein by reference.

     (ii)          Amended and Restated Distribution and Service Plan and Agreement for
Class B shares dated 10/26/05: Previously filed with Registrant’s Post-Effective Amendment No. 16, 3/9/06 and incorporated herein by reference.

     (iii)          Amended and Restated Distribution and Service Plan and Agreement for
Class C shares dated 10/26/05: Previously filed with Registrant’s Post-Effective Amendment No. 16, 3/9/06 and incorporated herein by reference.

     (iv)          Amended and Restated Distribution and Service Plan and Agreement for
Class N Shares dated 10/26/05: Previously filed with Registrant’s Post-Effective Amendment No. 16, 3/9/06 and incorporated herein by reference.

     (v)           Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/20/08: Previously filed with the Post-Effective Amendment No. 23 to the Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg. No. 333-128848), (11/26/08), and incorporated herein by reference.

(11)     Form of Opinion and Consent of Counsel: Previously filed with Registrant’s Pre-Effective Amendment No. 2, 5/29/09 and incorporated here by reference.

(12)     Tax Opinion: Filed Herewith.

(13)     Not Applicable.

(14)     Independent Registered Public Accounting Firm’s Consent: Previously filed with Registrant’s Pre-Effective Amendment No. 2, 5/29/09 and incorporated here by reference.

(15)     Not Applicable.

(16)      (i)           Power of Attorney for all Trustees/Directors and Brian Wixted, with the exception of Mary Ann Tynan, dated February 14, 2008: Previously filed with Registrant’s Pre-Effective Amendment No. 2, 5/29/09 and incorporated here by reference.

     (ii)           Power of Attorney for Mary Ann Tynan, dated October 1, 2008: Previously filed with Registrant’s Pre-Effective Amendment No. 2, 5/29/09 and incorporated here by reference.

(17) Not Applicable.

Item 17. – Undertakings

(1)     The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)     The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement or the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 2nd day of October, 2009.

Oppenheimer International Growth Fund

                                                                By:     John V. Murphy*

                                                                          John V. Murphy, President,
                                                                          Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                                    Title                                                            Date

Brian F. Wruble*                                          Chairman of the                                           October 2, 2009
Brian F. Wruble                                            Board of Trustees

John V. Murphy*                                           President, Principal                                     October 2, 2009
John V. Murphy                                             Executive Officer and Trustee

Brian W. Wixted*                                         Treasurer, Principal                                     October 2, 2009
Brian W. Wixted                                           Financial & Accounting Officer

David K. Downes*                                       Trustee                                                          October 2, 2009

David K. Downes

Matthew P. Fink*                                          Trustee                                                          October 2, 2009

Matthew P. Fink

Phillip A. Griffiths*                                      Trustee                                                          October 2, 2009
Phillip A. Griffiths

Mary F. Miller*                                            Trustee                                                           October 2, 2009
Mary F. Miller

Joel W. Motley*                                            Trustee                                                           October 2, 2009
Joel W. Motley

Russell S. Reynolds, Jr.*                               Trustee                                                           October 2, 2009

Russell S. Reynolds, Jr.

Mary Ann Tynan, *                                         Trustee                                                          October 2, 2009

Mary Ann Tynan

Joseph M. Wikler*                                         Trustee                                                           October 2, 2009

Joseph M. Wikler

Peter I. Wold*                                                Trustee                                                            October 2, 2009

Peter I. Wold

*By:     /s/ Mitchell J. Lindauer

            Mitchell J. Lindauer, Attorney-in-Fact

OPPENHEIMER INTERNATIONAL GROWTH FUND

Registration Statement No. 333-158628

EXHIBIT INDEX

Exhibit No.        Description

(12)                    Tax Opinion of Kramer Levin Naftalis & Frankel